Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Summary of significant accounting policies (Tables) [Abstract]
Reconciliation between the statutory and these financial statements

The reconciliation between the statutory and these financial statements are presented below:

		December 31,
Decription	Caption in the statement of operations	2017

Profit for the year to the statutory financial statements (filed in CVM)		4,133,321

Additional disbursement the Leniency Agreement (note 23.3.a)	Other income (expenses), net	(375,476)

Reversal of provision (note 35.r)	Cost of products sold	223,340

Deferred income tax and social contribution	Current and deferred income tax and social contribution	(65,414)

Profit for the year in these financial statements (filed in SEC)		3,915,771

Schedule of restated financial statements of Braskem S.A. and following entities

The consolidated financial statements comprise the financial statements of the Braskem S.A. and the following entities:

		Total and voting interest - %
		Headquarters	2017	2016	2015
Direct and Indirect subsidiaries
Alclor Química de Alagoas Ltda ("Alclor")	(i)	Brazil		100.00	100.00
Braskem America Finance Company ("Braskem America Finance")		EUA	100.00	100.00	100.00
Braskem America, Inc. (“Braskem America”)		EUA	100.00	100.00	100.00
Braskem Argentina S.A. (“Braskem Argentina”)		Argentina	100.00	100.00	100.00
Braskem International GmbH ("Braskem Austria")	(ii)	Austria	100.00	100.00	100.00
Braskem Austria Finance GmbH ("Braskem Austria Finance")	(iii)	Austria		100.00	100.00
Braskem Europe GmbH ("Braskem Alemanha")		Germany	100.00	100.00	100.00
Braskem Finance Limited (“Braskem Finance”)		Cayman Islands	100.00	100.00	100.00
Braskem Idesa S.A.P.I. ("Braskem Idesa")		Mexico	75.00	75.00	75.00
Braskem Idesa Servicios S.A. de CV ("Braskem Idesa Serviços")		Mexico	75.00	75.00	75.00
Braskem Incorporated Limited ("Braskem Inc")		Cayman Islands	100.00	100.00	100.00
Braskem Mexico Proyectos S.A. de C.V. SOFOM ("Braskem México Sofom")		Mexico	100.00	100.00	100.00
Braskem Mexico, S. de RL de CV ("Braskem México")		Mexico	100.00	100.00	100.00
Braskem Mexico Servicios S. RL de CV ("Braskem México Serviços")		Mexico	100.00	100.00	100.00
Braskem Netherlands B.V. ("Braskem Holanda")		Netherlands	100.00	100.00	100.00
Braskem Netherlands Finance B.V. (“Braskem Holanda Finance”)		Netherlands	100.00	100.00	100.00
Braskem Netherlands Inc. B.V. (“Braskem Holanda Inc”)		Netherlands	100.00	100.00	100.00
Braskem Petroquímica Chile Ltda. (“Braskem Chile”)		Chile	100.00	100.00	100.00
Braskem Petroquímica Ltda. ("Braskem Petroquímica")	(iv)	Brazil		100.00	100.00
Quantiq	(v)	Brazil			100.00
IQAG	(v)	Brazil			100.00
Cetrel	(vi)	Brazil	63.66
Distribuidora de Água Camaçari S.A. ("DAC")	(vii)	Brazil	63.66
Lantana Trading Co. Inc. (“Lantana”)		Bahamas	100.00	100.00	100.00

Specific Purpose Entity ("SPE")
Fundo de Investimento Multimercado Crédito Privado Sol (“FIM Sol”)	(viii)	Brazil		100.00	100.00
Fundo de Investimento Caixa Júpiter Multimercado Crédito Privado Longo Prazo ("FIM Júpiter")		Brazil	100.00	100.00	100.00

(i)        Merged into the subsidiary Braskem Petroquímica in April 2016.

(ii)      Terminated in June 2018.

(iii)     Terminated in January 2016.

(iv)     Merged into the Braskem in December 2017.

(v)      Sold in April 2017 (Note 5).

(vi)     Acquired on October 2, 2017.

(vii)    Wholly-owned subsidiary of Cetrel.

(viii)  Contract terminated in 2016.

Schedule of subsidiaries have functional currency from Braskem S.A.

Certain subsidiaries have a different functional currency from that of the Braskem S.A., as follows:

Functional currency

Subsidiaries
Braskem Alemanha, Braskem Austria e Braskem Austria Finance	Euro
Braskem America, Braskem America Finance, Braskem Holanda, Braskem Holanda Finance, Braskem Holanda Inc. and Braskem México Sofom	U.S.dollar
Braskem Idesa , Braskem Idesa Serviços, Braskem México and Braskem México Serviços	Mexican peso

Schedule of Exchange variation effects

The main effects from exchange variation on the Company's transactions that impacted these financial statements are shown below:

	End of year rate at December 31			Average rate
							Variation
	2017	2016	Variation	2017	2016	2015	2017 - 2016	2016 - 2015
U.S. dollar - Brazilizan real	3.3080	3.2591	1.50%	3.1925	3.4833	3.3387	-0.0835	4.33%
U.S. dollar - Mexican peso	19.6890	20.6352	-4.59%	18.9142	18.6987	15.8846	0.0115	17.72%
U.S. dollar - Euro	0.8464	0.9479	-10.71%	0.8871	0.9041	0.9019	-0.0189	0.24%

Schedule of adjustment (net of taxes) on the opening balance of the shareholders' equity under “Retained earnings”

The total adjustment (net of taxes) on the opening balance of the shareholders' equity under “Retained earnings” of the Company on January 1, 2018, is a reduction of R$9,989. The component relating to the estimated adjustment is the change in the methodology for calculating impairment pursuant and in the classification and measurement of the financial assets, according to IFRS 9.

	As presented on December 31, 2017	Adjustments estimated at the adoption of IFRS 9	Adjusted opening balance estimated on January 1, 2018
Accumulated losses	(217,550)	(9,989)	(227,539)
Non-controlling	(827,501)		(827,501)
	(1,045,051)	(9,989)	(1,055,040)

Effect from the adoption of IFRS 9

(ii)             Calculation of the fair value for receivables that, in accordance with the Company's Business Model, may be sold before their maturities.

	Classification by category		Book value
	IAS 39	IFRS 9	IAS 39	IFRS 9

Cash and cash equivalents
Cash and banks	Loans and receivables	Amortized cost	1,428,766	1,428,766
Financial investments in Brazil	Loans and receivables	Fair value through profit or loss	1,706,784	1,706,784
Financial investments abroad	Held-for-trading	Fair value through profit or loss	639,543	639,543
			3,775,093	3,775,093

Financial investments
LFT's and LF's	Held-for-trading	Fair value through profit or loss	1,816,889	1,816,889
Time deposit investments	Loans and receivables	Amortized cost	440,616	440,616
Time deposit investments	Held-for-trading	Fair value through profit or loss	15,764	15,764
Other	Held-for-trading	Fair value through profit or loss	39,739	39,739
			2,313,008	2,313,008

Trade accounts receivable	Loans and receivables	Amortized cost	3,244,851	3,235,463
Trade accounts receivable	Loans and receivables	Fair value through other comprehensive income	73,841	73,240

Derivatives	Financial assets measured at fair value	Fair value through profit or loss	74,378	74,378